Employee Benefits Obligations - Summary of Maturity analysis of Defined Benefit Obligation (Detail) $ in Millions	Dec. 31, 2020 USD ($)
2021
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	$ 6.2
2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.6
2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.7
2024
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	7.3
2025
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	7.3
After 2025
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	$ 191.0